Share-based compensation (Details 2)	12 Months Ended	1 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended
	Dec. 31, 2014 Class B	Nov. 30, 2007 Plan	Dec. 31, 2014 Plan USD ($)	Dec. 31, 2014 Plan CNY	Dec. 31, 2013 Plan CNY	Dec. 31, 2012 Plan CNY	Dec. 31, 2013 Plan USD ($)	Dec. 29, 2011 Plan	Nov. 25, 2014 Business Unit Incentive Plan item	Jan. 13, 2013 Business Unit Incentive Plan USD ($)	Dec. 31, 2014 Business Unit Incentive Plan	Nov. 25, 2014 Business Unit Incentive Plan Class B	Jan. 13, 2013 Business Unit Incentive Plan Class B
Stock option activity
Awards to be granted (in shares)		9,600,140						26,060,000				18,000,000	10,800,000
Number of new reporting units									4
Vesting period		4 years								3 months
Number of Options
Outstanding at the beginning of the period (in shares)			25,192,696	25,192,696
Granted (in shares)			9,993,411	9,993,411							0
Exercised (in shares)	(16,492,497)		(8,907,408)	(8,907,408)
Forfeited (in shares)			(1,115,256)	(1,115,256)
Outstanding at the end of the period (in shares)			25,163,443	25,163,443
Vested and expected to vest at the end of the period (in shares)			21,880,749	21,880,749
Exercisable at the end of the period (in shares)			9,685,685	9,685,685
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)			$ 1.40
Granted (in dollars per share)			$ 0.01							$ 0.01
Exercised (in dollars per share)			$ 0.27
Forfeited (in dollars per share)			$ 0.02
Outstanding at the end of the period (in dollars per share)			$ 1.30
Vested and expected to vest at the end of the period (in dollars per share)			$ 1.43
Exercisable at the end of the period (in dollars per share)			$ 1.72
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period			7 years 10 months 21 days	7 years 10 months 21 days	7 years 4 months 21 days
Vested and expected to vest at the end of the period			7 years 9 months	7 years 9 months
Exercisable at the end of the period			6 years 7 months 13 days	6 years 7 months 13 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)			$ 201,417,000				$ 184,355,000
Vested and expected to vest at the end of the period (in dollars)			176,072,000
Exercisable at the end of the period (in dollars)			75,118,000
Additional disclosures
Intrinsic value of options exercised (in dollars)			82,020,000	508,520,000	88,920,000	31,110,000
Fair value of the equity awards granted (in dollars)			35,610,000	220,800,000	88,870,000	23,780,000
Unrecognized share-based compensation costs, net of estimated forfeitures (in dollars)			$ 72,280,000	448,160,000
Weighted-average vesting period of unrecognized share-based compensation costs			2 years 8 months 16 days	2 years 8 months 16 days
Assumptions used to estimate the fair values of the share options granted
Weighted average grant-date fair value of equity awards granted			$ 9.45	58.59	16.59	12.54
Risk-free interest rate, minimum (as a percent)			1.91%	1.91%	1.91%	1.70%
Risk-free interest rate, maximum (as a percent)			2.07%	2.07%	2.71%	2.28%
Expected volatility range, minimum (as a percent)			45.78%	45.78%	46.68%	48.03%
Expected volatility range, maximum (as a percent)			46.58%	46.58%	47.66%	49.84%
Expected term (years)			6 years 1 month 10 days	6 years 1 month 10 days	10 years	10 years